INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Current income tax expense (benefit)	$ 0	$ 0
Loss from continuing operations before income taxes	16,700,000	29,900,000
Deferred income tax expense (benefit)	0
Valuation allowance	57,170,000	49,677,000
Increase in valuation allowance	7,500,000
Unrecognized tax benefits	10,724,000	10,231,000	$ 10,581,000
Income tax examination, penalties and interest expense	0	0
Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits	10,700,000
Unrecognized tax benefits, that would impact effective tax rate	10,700,000
Domestic Tax Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Research and development carryforwards		4,400,000
Unrecognized tax benefits	4,657,000	4,375,000	$ 4,937,000
Domestic Tax Jurisdiction [Member] | Additional [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Research and development carryforwards	300,000
CANADA
Operating Loss Carryforwards [Line Items]
Research and development carryforwards		$ 5,900,000
California State [Member] | Additional [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Research and development carryforwards	200,000
Prior To 2018 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	67,000,000
Federal, operating loss carryforwards	$ 31,000,000
Prior To 2018 [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration date	Dec. 31, 2024
Prior To 2018 [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration date	Dec. 31, 2037
Tax Year 2018 and Forward [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 116,000,000
Tax Year 2018 and Forward [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration date	Dec. 31, 2024
Tax Year 2018 and Forward [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration date	Dec. 31, 2043